Contract Balances	6 Months Ended
Jun. 30, 2022
Contract liabilities [abstract]
Contract Liabilities [Text Block]
21.	Contract balances
Contract liabilities amounting USD
3,488
 thousand (December 31, 2021: USD
0
thousand) represent prepayments for development services which are yet to be rendered. They are presented as deferred revenue in the unaudited interim condensed consolidated statements of financial position.